Consolidated Statement of Comprehensive Income (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Fair value gains/(losses) on net investment hedges and exchange differences in net investments in foreign operations	€ (909)	€ (365)	€ 617